Debt - Summary of Principal Outstanding (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Oct. 30, 2023 USD ($)
Disclosure Of Debt [Line Items]
Borrowings	$ 1,745,481,072	$ 1,577,509,797
Ten Point Zero Zero Zero Notes Due Two Thousand Thirty Three | Petróleos Mexicanos
Disclosure Of Debt [Line Items]
Interest rate			10.00%
Borrowings			$ 1,972,663